Reconciliation of Changes in Liabilities arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of Changes in Liabilities arising from Financing Activities
Summary of reconciliation of changes in liabilities arising from financing activities

		Financial
	Loans	liabilities	Lease	Total
		due to third	liabilities
		parties*
	EUR	EUR	EUR	EUR

Balance at January 1, 2020	31,445,928	851,032	11,971,963	44,268,924
Cash flows from financing activities
Proceeds from loans and borrowings	53,577,777	—	—	53,577,777
Repayment of loans and borrowings	(60,398,873)	(75,110)	—	(60,473,984)
Payment of lease liabilities	—	—	(3,627,998)	(3,627,998)
Interest paid	(1,236,102)	—	—	(1,236,102)
Net cash provided by (used in) financing activities	(8,057,198)	(75,110)	(3,627,998)	(11,760,307)
Foreign currency effect	(2,338,486)	—	(205,918)	(2,544,404)
New leases	—	—	878,414	878,414
Accretion of interest	1,236,102	—	197,967	1,434,069
Balance at December 31, 2020	22,286,346	775,922	9,214,428	32,276,696
Cash flows from financing activities
Proceeds from loans and borrowings	53,940,417	1,611,762	—	55,552,179
Repayment of loans and borrowings	(44,431,773)	—	—	(44,431,773)
Payment of lease liabilities	—	—	(2,031,598)	(2,031,598)
Interest paid	(880,419)	—	—	(880,419)
Net cash provided by (used in) financing activities	8,628,225	1,611,762	(2,031,598)	8,208,389
Foreign currency effect	3,440,350	—	83,761	3,524,112
New leases	—	—	2,657,055	2,657,055
Disposal of leases	—	—	(168,183)	(168,183)
Accretion of interest	903,061	—	215,464	1,118,525
Balance at December 31, 2021	35,257,983	2,387,683	9,970,927	47,616,593